Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2014	2013

Building	$13,506,334	$11,983,833
Machinery and Production equipment	2,964,189	2,991,424
Electronic equipment	246,595	237,522
Office equipment	52,509	50,905
Automobiles	280,396	281,531

Subtotal	17,050,023	15,545,215
Accumulated depreciation	(4,247,091)	(2,976,508)

Total	$12,802,932	$12,568,707